October 31, 2018	W. Thomas Conner
Shareholder*
+1 202 312 3331
tconner@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The GraniteShares ETF Trust (the "Trust")
File Nos. 333-214796/811-23214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Fund, that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 7 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2018 (Accession # 0001493152-18-014892 and Accession #0001493152-18-014889).

If you have any questions, concerning this filing, you may contact me at (202) 312-3331.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner, Esq.
Vedder Price P.C.

cc:	William Rhind
Benoit Autier
Brian Poole